SEGMENT REPORTING - Segment information (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenue
Revenue	¥ 10,556,236,000	¥ 6,304,926,000	¥ 4,192,568,000
Segment Performance Measure:
Operating income (loss)	(70,279,000)	275,422,000	(637,993,000)
Interest income	1,672,000	1,699,000	691,000
Interest expense	(54,793,000)	(28,177,000)	(30,867,000)
Loss on derivatives	(258,205,000)
Foreign currency exchange gains	161,680,000	200,438,000	120,246,000
Dividend income	11,250,000	9,000,000	6,750,000
Other-net	(20,075,000)	(85,000)	(8,030,000)
Income (loss) before income taxes	(228,750,000)	458,297,000	(549,203,000)
Segment Assets:
Assets	12,866,655,000	7,693,177,000
Capital expenditures on long-lived assets:
Capital expenditures	1,125,853,000	689,287,000	521,024,000
Other Significant Items:
Total depreciation and amortization	895,825,000	589,532,000	442,603,000
Impairment loss on long-lived assets	5,144,000	0	34,884,000
Japan
Capital expenditures on long-lived assets:
Capital expenditures	455,889,000	575,196,000
U.S.
Capital expenditures on long-lived assets:
Capital expenditures	660,982,000	89,463,000
Other
Capital expenditures on long-lived assets:
Capital expenditures	8,982,000	24,628,000
Subsidiaries in Taiwan
Other Significant Items:
Impairment loss on long-lived assets	5,144,000
Operating segments
Segment Performance Measure:
Operating income (loss)	69,123,000	266,069,000	(598,616,000)
Other Significant Items:
Total depreciation and amortization	883,607,000	587,758,000	437,319,000
Operating segments | Japan
Revenue
Revenue	4,690,053,000	3,845,779,000	2,841,963,000
Segment Performance Measure:
Operating income (loss)	30,177,000	303,149,000	(378,553,000)
Segment Assets:
Assets	11,944,178,000	7,622,397,000
Capital expenditures on long-lived assets:
Capital expenditures			496,451,000
Other Significant Items:
Total depreciation and amortization	523,037,000	431,287,000	346,285,000
Operating segments | U.S.
Revenue
Revenue	6,325,280,000	2,906,016,000	1,805,757,000
Segment Performance Measure:
Operating income (loss)	35,013,000	39,926,000	(100,923,000)
Segment Assets:
Assets	7,658,961,000	2,367,794,000
Capital expenditures on long-lived assets:
Capital expenditures			8,836,000
Other Significant Items:
Total depreciation and amortization	313,025,000	113,768,000	49,752,000
Operating segments | Other
Revenue
Revenue	622,735,000	508,495,000	319,424,000
Segment Performance Measure:
Operating income (loss)	3,933,000	(77,006,000)	(119,140,000)
Segment Assets:
Assets	720,152,000	632,699,000
Capital expenditures on long-lived assets:
Capital expenditures			15,737,000
Other Significant Items:
Total depreciation and amortization	47,545,000	42,703,000	41,282,000
Intersegment
Revenue
Revenue	(1,085,061,000)	(985,830,000)	(795,526,000)
Segment Assets:
Assets	(7,404,501,000)	(2,981,224,000)
Intersegment | Japan
Revenue
Revenue	844,455,000	739,796,000	624,629,000
Intersegment | U.S.
Revenue
Revenue	101,628,000	121,546,000	59,169,000
Intersegment | Other
Revenue
Revenue	138,977,000	124,488,000	111,728,000
Operating segments, net of intersegment eliminations
Revenue
Revenue	10,553,007,000	6,274,460,000	4,171,618,000
Segment Assets:
Assets	12,918,790,000	7,641,666,000
Operating segments, net of intersegment eliminations | Japan
Revenue
Revenue	3,845,598,000	3,105,983,000	2,217,334,000
Operating segments, net of intersegment eliminations | U.S.
Revenue
Revenue	6,223,652,000	2,784,470,000	1,746,588,000
Operating segments, net of intersegment eliminations | Other
Revenue
Revenue	483,758,000	384,007,000	207,696,000
Adjustments
Revenue
Revenue	3,229,000	30,466,000	20,950,000
Segment Performance Measure:
Operating income (loss)	(139,402,000)	9,353,000	(39,377,000)
Segment Assets:
Assets	(52,135,000)	51,511,000
Other Significant Items:
Total depreciation and amortization	¥ 12,218,000	¥ 1,774,000	¥ 5,284,000